SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2025 USD ($) shares	Jun. 24, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪						₪ 20,000,000
Common Stock, Shares Authorized						200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares						₪ 0.1		₪ 0.1
Shares available for future issuance						46,935	46,935
Ordinary shares issued, exercise of option			40,000
Proceeds from exercise of option | $			$ 238	$ 1	$ 0
Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in private placement		5,000,000
Shares issued, price per share | $ / shares		$ 8
Number of shares issued in consideration for extinguishment of debt		1,249,995
Shares issued in consideration for extinguishment of debt | $		$ 8,590
Proceeds from issuance of private placement | $		$ 37,691
Ordinary shares issued, exercise of option	750,000
Proceeds from exercise of option | $	$ 5,670
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period			2 years 4 months 2 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $							$ 10,725
Unrecognized compensation cost, recognition period			2 years 4 months 2 days
Granted			1,559,487
Granted | $ / shares			$ 6.64
Restricted Stock Units (RSUs) [Member] | 2016 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			1,559,487	2,531,837
Granted | $ / shares			$ 6.64	$ 2.44
Equity instruments other than options, vested in period, fair value | $			$ 17,000	$ 3,057
Restricted Stock Units (RSUs) [Member] | 2016 option plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			1 year
Restricted Stock Units (RSUs) [Member] | 2016 option plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			4 years